Accounts receivable, net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net [Abstract]
Accounts receivable	$ 433,510	$ 403,708
Allowance for doubtful accounts	$ 59,444	$ 54,896